Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total Compensation for CEO(1) ($) (b)	Compensation Actually Paid to CEO(2)(3) ($) (c)	Average SCT Total Compensation for Other NEOs(1) ($) (d)	Average Compensation Actually Paid to Other NEOs(2)(3) ($) (e)	Value of Initial Fixed $100 Investment Based On		Net Income ($) (h)	Operating Income(6) ($) (i)
					Cumulative TSR(4) ($) (f)	Peer Group Cumulative TSR(5) ($) (g)
2023	5,139,549	9,453,698	1,746,864	3,141,368	256.11	147.49	353,987,000	536,608,000
2022	5,413,738	2,256,634	1,767,501	1,201,620	113.65	134.84	333,995,000	520,430,099
2021	3,914,701	14,118,964	1,290,442	2,556,158	176.50	185.73	266,447,000	426,491,332
2020	4,880,856	8,876,953	1,257,524	2,265,656	117.53	124.08	187,000,000	326,008,984

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	Michael Olosky was our principal executive officer, as our CEO, for the full year for 2023 and Karen Colonias was our principal executive officer, as our CEO, for the full year for each of 2022, 2021 and 2020. For 2023, our Other NEOs were Brian Magstadt, Michael Andersen, Phil Burton, and Roger Dankel. For 2022, our Other NEOs were Brian Magstadt, Michael Olosky, Roger Dankel and Kevin Swartzendruber. For 2021, our Other NEOs were Brian Magstadt, Michael Olosky, Roger Dankel, Kevin Swartzendruber and Terry Hammons. For 2020, our Other NEOs were Brian Magstadt, Roger Dankel, Kevin Swartzendruber and Terry Hammons.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the Dow Jones U.S. Building Materials & Fixtures Index (the “Peer Group”). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.
PEO Total Compensation Amount	$ 5,139,549	$ 5,413,738	$ 3,914,701	$ 4,880,856
PEO Actually Paid Compensation Amount	$ 9,453,698	2,256,634	14,118,964	8,876,953
Adjustment To PEO Compensation, Footnote	For 2023, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deduced from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts (please note that while similar adjustment information was provided in our 2023 proxy statement for Covered Years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below):

Item and Value Added (Deducted)	2023 ($)
For CEO:
- SCT “Stock Awards” column value	(2,823,117)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	5,674,437
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	1,420,285
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	42,544
TOTAL ADDED/(DEDUCTED):	4,314,150
For Other NEOs (Average):
- SCT “Stock Awards” column value	(693,513)
‘- change in actuarial present value of pension benefits	(11,935)
‘+ pension service cost	5,279
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	1,393,482
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	539,057
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	162,133
TOTAL ADDED/(DEDUCTED):	1,394,503

Non-PEO NEO Average Total Compensation Amount	$ 1,746,864	1,767,501	1,290,442	1,257,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,141,368	1,201,620	2,556,158	2,265,656
Adjustment to Non-PEO NEO Compensation Footnote	For 2023, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deduced from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts (please note that while similar adjustment information was provided in our 2023 proxy statement for Covered Years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below):

Item and Value Added (Deducted)	2023 ($)
For CEO:
- SCT “Stock Awards” column value	(2,823,117)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	5,674,437
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	1,420,285
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	42,544
TOTAL ADDED/(DEDUCTED):	4,314,150
For Other NEOs (Average):
- SCT “Stock Awards” column value	(693,513)
‘- change in actuarial present value of pension benefits	(11,935)
‘+ pension service cost	5,279
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	1,393,482
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	539,057
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	162,133
TOTAL ADDED/(DEDUCTED):	1,394,503

Compensation Actually Paid vs. Total Shareholder Return
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Net Income
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Total Shareholder Return Vs Peer Group
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Tabular List, Table

1. Operating Income

2. Revenue Growth

3. ROIC

Total Shareholder Return Amount	$ 256.11	113.65	176.50	117.53
Peer Group Total Shareholder Return Amount	147.49	134.84	185.73	124.08
Net Income (Loss)	$ 353,987,000	$ 333,995,000	$ 266,447,000	$ 187,000,000
Company Selected Measure Amount | $ / shares	536,608,000	520,430,099	426,491,332	326,008,984
PEO Name	1.Michael Olosky
Additional 402(v) Disclosure	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year, three-year and four-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of those yearly percentage changes was then applied to a deemed fix investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2023, 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.For purposes of this PVP Table, our Operating Income results were calculated substantially as described above in our Compensation Discussion and Analysis. Please see the “Compensation Discussion & Analysis” section in this Proxy Statement for a detailed description of our NEO compensation programs and more information on the calculation of Operating Income and these PVP Table results.
Measure:: 1
Pay vs Performance Disclosure
Name	1. Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	2. Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	3. ROIC
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,314,150
PEO | Adj For Grant Date Fair Values Of Stock Awards Granted In Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,823,117)
PEO | Adj For Fair Value Of Stock Option Awards Granted In Current Year Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,674,437
PEO | Adj For Changes In Fair Value From Prior Year To Applicable Year Of Awards Granted In Prior Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,420,285
PEO | Adj For Fair Value Of Awards Granted In Prior Year As To Which Vesting Conditions Failed To Be Met During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,544
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,394,503
Non-PEO NEO | Adj For Grant Date Fair Values Of Stock Awards Granted In Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(693,513)
Non-PEO NEO | Adj For Fair Value Of Stock Option Awards Granted In Current Year Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,393,482
Non-PEO NEO | Adj For Changes In Fair Value From Prior Year To Applicable Year Of Awards Granted In Prior Year That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,057
Non-PEO NEO | Adj For Fair Value Of Awards Granted In Prior Year As To Which Vesting Conditions Failed To Be Met During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,133
Non-PEO NEO | Adj For Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,935)
Non-PEO NEO | Adj For Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,279